Exhibit 99.1

World Omni Auto Receivables Trust 2026-B

Monthly Servicer Certificate

May 31, 2026

Dates Covered
Collections Period	04/03/26 - 05/31/26
Interest Accrual Period	05/13/26 - 06/14/26
30/360 Days	32
Actual/360 Days	33
Distribution Date	06/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Original Pool Balance	1,316,377,586.60	46,693
Original Yield Supplement Overcollateralization Amount	89,668,557.46	0
Aggregate Starting Principal Balance	1,406,046,144.06	46,693
Principal Payments	90,442,747.97	1,577
Defaulted Receivables	135,981.38	4
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/26	82,233,968.66	0
Pool Balance at 05/31/26	1,233,233,446.05	45,112

Pool Statistics	$ Amount	# of Accounts
Pool Factor	93.56%
Prepayment ABS Speed	1.64%
Aggregate Starting Principal Balance	1,406,046,144.06	46,693

Delinquent Receivables:
Past Due 31-60 days	10,952,936.37	434
Past Due 61-90 days	2,587,655.16	78
Past Due 91-120 days	32,868.85	1
Past Due 121+ days	0.00	0
Total	13,573,460.38	513

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.03%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.20%
Delinquency Trigger Occurred	NO

Recoveries	(4,631.79)
Aggregate Net Losses/(Gains) - May 2026	140,613.17
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.12%
Prior Net Losses/(Gains) Ratio	N/A
Second Prior Net Losses/(Gains) Ratio	N/A
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.01%

Overcollateralization Target Amount	11,099,101.01
Actual Overcollateralization	11,099,101.01
Weighted Average Contract Rate	5.79%
Weighted Average Contract Rate, Yield Adjusted	8.71%
Weighted Average Remaining Term	58.95

Flow of Funds	$ Amount
Collections	102,908,138.93
Investment Earnings on Cash Accounts	6,128.47
Servicing Fee	(2,265,296.57)
Transfer to Collection Account	-
Available Funds	100,648,970.83

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	4,690,804.12
(3) Noteholders' First Priority Principal Distributable Amount	23,906,553.95
(4) Class B Interest	161,821.24
(5) Noteholders' Second Priority Principal Distributable Amount	39,490,000.00
(6) Class C Interest	85,276.80
(7) Noteholders' Third Priority Principal Distributable Amount	19,740,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	11,099,101.01
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,475,413.71

Total Distributions of Available Funds	100,648,970.83

Servicing Fee	2,265,296.57
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,257,140,000.00
Original Class B	39,490,000.00
Original Class C	19,740,000.00

Total Class A, B, & C
Original Note Balance	1,316,370,000.00
Principal Paid	94,235,654.96
Note Balance @ 06/15/26	1,222,134,345.04

Class A-1
Original Note Balance	268,000,000.00
Principal Paid	94,235,654.96
Note Balance @ 06/15/26	173,764,345.04
Note Factor @ 06/15/26	64.8374422%

Class A-2a
Original Note Balance	250,000,000.00
Principal Paid	0.00
Note Balance @ 06/15/26	250,000,000.00
Note Factor @ 06/15/26	100.0000000%

Class A-2b
Original Note Balance	199,140,000.00
Principal Paid	0.00
Note Balance @ 06/15/26	199,140,000.00
Note Factor @ 06/15/26	100.0000000%

Class A-3
Original Note Balance	449,140,000.00
Principal Paid	0.00
Note Balance @ 06/15/26	449,140,000.00
Note Factor @ 06/15/26	100.0000000%

Class A-4
Original Note Balance	90,860,000.00
Principal Paid	0.00
Note Balance @ 06/15/26	90,860,000.00
Note Factor @ 06/15/26	100.0000000%

Class B
Original Note Balance	39,490,000.00
Principal Paid	0.00
Note Balance @ 06/15/26	39,490,000.00
Note Factor @ 06/15/26	100.0000000%

Class C
Original Note Balance	19,740,000.00
Principal Paid	0.00
Note Balance @ 06/15/26	19,740,000.00
Note Factor @ 06/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	4,937,902.16
Total Principal Paid	94,235,654.96
Total Paid	99,173,557.12

Class A-1
Coupon	3.82200%
Interest Paid	938,938.00
Principal Paid	94,235,654.96
Total Paid to A-1 Holders	95,174,592.96

Class A-2a
Coupon	4.11000%
Interest Paid	913,333.33
Principal Paid	0.00
Total Paid to A-2a Holders	913,333.33

Class A-2b
SOFR Rate	3.64351%
Coupon	4.02351%
Interest Paid	734,471.63
Principal Paid	0.00
Total Paid to A-2b Holders	734,471.63

Class A-3
Coupon	4.37000%
Interest Paid	1,744,659.38
Principal Paid	0.00
Total Paid to A-3 Holders	1,744,659.38

Class A-4
Coupon	4.45000%
Interest Paid	359,401.78
Principal Paid	0.00
Total Paid to A-4 Holders	359,401.78

Class B
Coupon	4.61000%
Interest Paid	161,821.24
Principal Paid	0.00
Total Paid to B Holders	161,821.24

Class C
Coupon	4.86000%
Interest Paid	85,276.80
Principal Paid	0.00
Total Paid to C Holders	85,276.80

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.7511506
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	71.5875134
Total Distribution Amount	75.3386640

A-1 Interest Distribution Amount	3.5035000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	351.6255782
Total A-1 Distribution Amount	355.1290782

A-2a Interest Distribution Amount	3.6533333
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	3.6533333

A-2b Interest Distribution Amount	3.6882175
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	3.6882175

A-3 Interest Distribution Amount	3.8844444
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.8844444

A-4 Interest Distribution Amount	3.9555556
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.9555556

B Interest Distribution Amount	4.0977777
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.0977777

C Interest Distribution Amount	4.3200000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.3200000

Noteholders' First Priority Principal Distributable Amount	253.69
Noteholders' Second Priority Principal Distributable Amount	419.06
Noteholders' Third Priority Principal Distributable Amount	209.47
Noteholders' Principal Distributable Amount	117.78

Account Balances	$ Amount
Reserve Account
Balance as of 05/13/26	3,290,943.97
Investment Earnings	6,115.75
Investment Earnings Paid	(6,115.75)
Deposit/(Withdrawal)	-
Balance as of 06/15/26	3,290,943.97
Change	-

Required Reserve Amount	3,290,943.97

Credit Risk Retention Information

The fair value of the Notes and the certificates on the Closing Date is summarized below. The totals may not sum due to rounding.

	Fair Value	Fair Value
Class of Securities	(in millions)	(as a percentage)
Class A Notes	$1,257.14	90.3%
Class B Notes	$39.49	2.8%
Class C Notes	$19.74	1.4%
Fair Value of the Notes	$1,316.37	94.5%
Certificates	$75.90	5.5%
Total	$1,392.27	100.0%
Reserve Account	$3.29	0.2%
Fair Value of the Certificates and Reserve Account	$79.19	5.7%

The fair value of the Certificates and Reserve Account is expected to represent at least 5% of the sum of the fair value of the Notes and the Certificates.